Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated and Nonconsolidated VIEs
The following table presents the assets and liabilities of consolidated VIEs that were included in our consolidated balance sheets. The assets in the below table may only be used to settle obligations of consolidated VIEs and were in excess of those obligations as of the dates presented. Additionally, the assets and liabilities in the table below exclude intercompany balances, which eliminate upon consolidation.

	December 31,
	2021	2020
Assets:
Restricted cash and restricted cash equivalents	$53,161	$76,973
Loans	808,904	1,468,170
Total assets	$862,065	$1,545,143
Liabilities:
Accounts payable, accruals and other liabilities	$388	$759
Debt(1)	660,419	1,248,822
Residual interests classified as debt	93,682	118,298
Total liabilities	$754,489	$1,367,879
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(1)Debt is presented net of debt issuance costs and debt premiums (discounts).
The following table presents the aggregate outstanding value of asset-backed bonds and residual interests owned by the Company in nonconsolidated VIEs, which were included in our consolidated balance sheets.

	December 31,
	2021	2020
Personal loans	$62,925	$71,115
Student loans	311,763	425,820
Securitization investments	$374,688	$496,935